Segment information - Summary of Operating Segments (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)	Mar. 31, 2024 INR (₨)
Disclosure of operating segments [line items]
Revenue	₨ 132,196	$ 1,409	₨ 97,063	₨ 81,319
Other income	11,072	118	6,383	7,309
Total income	150,635	1,605	109,070	96,531
Less: Employee benefit expenses	6,586	70	4,616	4,467
Profit before share of loss of jointly controlled entities and tax	13,997	149	10,056	8,297
Less: Raw materials and consumables	25,414	271	10,468	3,844
Less: Employee benefit and other expenses for non-reportable segments	(20,055)	(214)	(12,783)	(14,834)
Finance costs and fair value change in derivative instruments	61,754	658	52,352	47,506
(Loss)/ profit before tax	13,620	145	10,034	8,142
Less: Income tax expense	3,235	34	5,443	3,995
Profit/(loss) for the year	10,385	111	4,591	4,147
Operating segments [member]
Disclosure of operating segments [line items]
Other income	12,010	128	7,960	9,972
Total income	141,052	1,503	102,760	86,596
Raw materials and consumables used and changes in inventories of finished goods	21,125	225	7,991
Less: Employee benefit expenses	5,043	54	3,398	2,536
Less: Other expenses	18,038	192	12,093	13,921
Total expenses	44,206	471	23,482	16,457
Profit before share of loss of jointly controlled entities and tax	96,846	1,032	79,278	70,139
Depreciation and amortisation expense	(26,738)	(285)	(20,670)	(17,583)
Change in fair value of warrants	184	2	595	551
Finance costs and fair value change in derivative instruments	(61,754)	(658)	(52,352)	(47,506)
(Loss)/ profit before tax	13,997	149	10,056	8,297
Less: Share of (loss) / profit of jointly controlled entities	(377)	(4)	(22)	(155)
Less: Income tax expense	(3,235)	(34)	(5,443)	(3,995)
Profit/(loss) for the year	10,385	111	4,591	4,147
Operating segments [member] | Other Segments [Member]
Disclosure of operating segments [line items]
Revenue	3,154	34	2,263	4,695
Less: Employee benefit expenses	(941)	(10)	(128)	(0)
Less: Raw materials and consumables	(380)	(4)	(602)	(3,844)
Less: Employee benefit and other expenses for non-reportable segments	(1,124)	(12)	(82)	(134)
Unallocated amounts [member]
Disclosure of operating segments [line items]
Other income	6,245	67	3,452	4,689
Less: Employee benefit expenses	(602)	(6)	(1,090)	(1,931)
Less: Employee benefit and other expenses for non-reportable segments	(893)	(10)	(608)	(779)
Generation and Sale of Renewable Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Other income	10,896		7,901	9,972
Total income	99,092		89,507	86,596
Less: Employee benefit expenses	3,247		3,064	2,536
Less: Other expenses	14,295		11,368	13,921
Total expenses	17,542		14,432	16,457
Profit before share of loss of jointly controlled entities and tax	81,550		75,075	70,139
Manufacturing of Power Equipment's [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Other income	1,773		59
Total income	62,979		37,395	15,286
Raw materials and consumables used and changes in inventories of finished goods	40,583		30,015	14,289
Less: Employee benefit expenses	2,088		750	347
Less: Other expenses	5,012		2,427	650
Total expenses	47,683		33,192	15,286
Profit before share of loss of jointly controlled entities and tax	15,296		4,203
Total Before Adjustments and Eliminations [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Other income	12,669		7,960	9,972
Total income	162,071		126,902	101,882
Raw materials and consumables used and changes in inventories of finished goods	40,583		30,015	14,289
Less: Employee benefit expenses	5,335		3,814	2,883
Less: Other expenses	19,307		13,795	14,571
Total expenses	65,225		47,624	31,743
Profit before share of loss of jointly controlled entities and tax	96,846		79,278	70,139
Adjustments and Eliminations [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Other income	(659)
Total income	(21,019)		(24,142)	(15,286)
Raw materials and consumables used and changes in inventories of finished goods	(19,458)		(22,024)	(14,289)
Less: Employee benefit expenses	(292)		(416)	(347)
Less: Other expenses	(1,269)		(1,702)	(650)
Total expenses	(21,019)		(24,142)	(15,286)
Revenue From External Customers [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	129,042	1,375	94,800	76,624
Revenue From External Customers [Member] | Generation and Sale of Renewable Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	88,196		81,606	76,624
Revenue From External Customers [Member] | Manufacturing of Power Equipment's [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	40,846		13,194
Revenue From External Customers [Member] | Total Before Adjustments and Eliminations [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	129,042		94,800	76,624
Inter Segment Revenue [Member] | Manufacturing of Power Equipment's [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	20,360		24,142	15,286
Inter Segment Revenue [Member] | Total Before Adjustments and Eliminations [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	20,360		24,142	15,286
Inter Segment Revenue [Member] | Adjustments and Eliminations [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	(20,360)		(24,142)	(15,286)
Revenue From Contracts With Customers [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	129,042	$ 1,375	94,800	76,624
Revenue From Contracts With Customers [Member] | Generation and Sale of Renewable Power [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	88,196		81,606	76,624
Revenue From Contracts With Customers [Member] | Manufacturing of Power Equipment's [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	61,206		37,336	15,286
Revenue From Contracts With Customers [Member] | Total Before Adjustments and Eliminations [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	149,402		118,942	91,910
Revenue From Contracts With Customers [Member] | Adjustments and Eliminations [Member] | Operating segments [member]
Disclosure of operating segments [line items]
Revenue	₨ (20,360)		₨ (24,142)	₨ (15,286)